Retirement Plans And Postretirement Benefits (Reconciliation Of Pension Plans' Benefit Obligations, Fair Value Of Assets Retirement Plans) (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Postretirement Costs
Changes in Benefit Obligation:
Service cost		$ 0	$ 1
Interest cost		502	483
U.S.
Changes in Benefit Obligation:
Net benefit obligation at beginning of year		139,746	140,230		$ 140,230	$ 142,126
Service cost	$ 386				1,305	1,325
Interest cost	2,200				5,352	5,744
Actuarial loss (gain)					3,212	1,293
Benefits paid					(10,353)	(10,258)
Net benefit obligation at end of year	142,126				139,746	140,230
Changes in Plan Assets:
Fair value of plan assets at beginning of year		109,845	100,905		100,905	93,897
Actual return on plan assets					12,620	8,556
Employer contributions					6,673	8,710
Benefits paid					(10,353)	(10,258)
Fair value of plan assets at end of year	93,897				109,845	100,905
Funded status (underfunded):					(29,901)	(39,325)
Current liabilities					(433)	(435)
Non-current liabilities					(29,468)	(38,890)
Net amount recognized					(29,901)	(39,325)
U.S. | Postretirement Costs
Changes in Benefit Obligation:
Net benefit obligation at beginning of year		8,461	10,175		10,175	10,859
Interest cost	142				333	360
Actuarial loss (gain)					(1,257)	(191)
Benefits paid					(790)	(853)
Net benefit obligation at end of year	10,859				8,461	10,175
Changes in Plan Assets:
Employer contributions					790	853
Benefits paid					(790)	(853)
Funded status (underfunded):					(8,461)	(10,175)
Current liabilities					(855)	(1,134)
Non-current liabilities					(7,606)	(9,041)
Net amount recognized					(8,461)	(10,175)
U.S. | Predecessor [Member]
Changes in Benefit Obligation:
Service cost				$ 151
Interest cost				854
U.S. | Predecessor [Member] | Postretirement Costs
Changes in Benefit Obligation:
Interest cost				223
Foreign
Changes in Benefit Obligation:
Net benefit obligation at beginning of year		20,407	18,237		18,237	18,271
Service cost	281				710	698
Interest cost	94				199	243
Participant contributions					252	256
Plan amendments / curtailments						(122)
Plan amendments / curtailments	675
Foreign currency exchange rates					1,069	(527)
Actuarial loss (gain)					63	(18)
Benefits paid					(123)	(564)
Net benefit obligation at end of year	18,271				20,407	18,237
Changes in Plan Assets:
Fair value of plan assets at beginning of year		13,618	11,871		11,871	11,293
Actual return on plan assets					415	378
Foreign currency exchange rate changes					545	(346)
Employer contributions					658	854
Participant contributions					252	256
Benefits paid					(123)	(564)
Fair value of plan assets at end of year	11,293				13,618	11,871
Funded status (underfunded):					(6,789)	(6,366)
Current liabilities					(146)	(128)
Non-current liabilities					(6,643)	(6,238)
Net amount recognized					(6,789)	(6,366)
Foreign | Postretirement Costs
Changes in Benefit Obligation:
Net benefit obligation at beginning of year		$ 12,172	$ 10,700		10,700	11,296
Service cost	5				2	4
Interest cost	289				653	764
Plan amendments / curtailments						993
Foreign currency exchange rates					931	709
Actuarial loss (gain)					742	(225)
Benefits paid					(856)	(855)
Plan amendment						(993)
Net benefit obligation at end of year	$ 11,296				12,172	10,700
Changes in Plan Assets:
Employer contributions					856	855
Benefits paid					(856)	(855)
Funded status (underfunded):					(12,172)	(10,700)
Current liabilities					(912)	(738)
Non-current liabilities					(11,260)	(9,962)
Net amount recognized					$ (12,172)	$ (10,700)
Foreign | Predecessor [Member]
Changes in Benefit Obligation:
Service cost				98
Interest cost				554
Foreign | Predecessor [Member] | Postretirement Costs
Changes in Benefit Obligation:
Service cost				9
Interest cost				$ 433